CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Total current assets	$ 1,419,000	$ 827,134	$ 759,778
Total assets	1,430,779	830,791	2,612,604
Current liabilities:
Accounts payable and accrued expenses	1,819,512	1,824,408	721,089
Advances from related parties	$ 338,218	$ 338,506	$ 146,322
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Note payable, net of discount	$ 220,000	$ 220,000	$ 407,131
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Total liabilities	$ 4,814,257	4,243,438	2,614,637
Commitments and contingencies (Note 4)
Stockholders' deficit
Common stock, $0.0001 par value; 18,000,000 shares authorized 9,998,446 shares issued and outstanding	1,000	1,000	1,000
Additional paid-in capital	6,026,457	6,026,457	6,026,457
Accumulated deficit	(9,117,796)	(9,114,985)	(5,666,895)
Total liabilities and stockholders' deficit	1,430,779	830,791	2,612,604
Digital Health Acquisition Corp.
Current assets:
Total current assets	724	1,863	106,998
Investments held in Trust Account	1,386,490	1,368,637	7,527,369
Total assets	1,387,214	1,370,500	7,634,367
Current liabilities:
Accounts payable and accrued expenses	3,642,780	3,303,836	1,886,312
Excise tax payable	72,396	72,396
Income taxes payable	187,225	187,225	187,225
Advances from related parties	$ 592,800	$ 117,871	$ 43,900
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued interest on Exchange Note		$ 23,964
Promissory Note - related party	$ 926,500	$ 926,500	$ 350,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
PIPE Forward Contract			170,666
Total current liabilities	$ 8,968,931	$ 7,984,400
Deferred underwriting fee payable	4,370,000	4,370,000	4,370,000
Total liabilities	13,338,931	12,354,400	7,665,614
Commitments and contingencies (Note 4)
Common stock subject to possible redemption, $0.0001 par value; 114,966 shares issued and outstanding at redemption value of $11.15 per share as of March 31, 2024 and December 31, 2023	1,281,957	1,281,957	7,395,349
Stockholders' deficit
Common stock, $0.0001 par value; 18,000,000 shares authorized 9,998,446 shares issued and outstanding	350	350	347
Additional paid-in capital	550,246	550,246	292,973
Accumulated deficit	(13,784,270)	(12,816,453)	(7,719,916)
Total stockholders' deficit	(13,233,674)	(12,265,857)	(7,426,596)
Total liabilities and stockholders' deficit	1,387,214	1,370,500	7,634,367
Promissory note - M2B | Digital Health Acquisition Corp.
Current liabilities:
Note payable, net of discount		167,958
Exchange Note | Digital Health Acquisition Corp.
Current liabilities:
Note payable, net of discount	2,814,359	2,621,558
Extension Notes | Digital Health Acquisition Corp.
Current liabilities:
Note payable, net of discount	285,614	233,774
Bifurcated Derivative	22,868	22,872
Total current liabilities		7,984,400	$ 3,295,614
ELOC | Digital Health Acquisition Corp.
Current liabilities:
Line of credit	189,764	203,720
Additional Bridge Notes | Digital Health Acquisition Corp.
Current liabilities:
Note payable, net of discount	156,564	102,726
Exchange and Additional Bridge Notes | Digital Health Acquisition Corp.
Current liabilities:
Accrued interest on Exchange and Additional Bridge Notes	$ 78,061	$ 23,964